INVESTMENTS AT FAIR VALUE (Tables)	12 Months Ended
Dec. 31, 2021
INVESTMENTS AT FAIR VALUE
Disclosure of detailed information about investment property [text block]

As of December 31, 2021 and 2020, investments at fair value consist of:

	As of December 31,
	2021	2020
Investments in YouGo World	$28,698	$28,698
Other investments	371	378
Total	$29,069	$29,076